SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Amounts Receivable
Trade accounts receivable	$ 674,998	$ 610,443
Sales tax receivable	54,592	39,169
Trade and other receivables, gross	729,590	649,612
Current portion	573,390	649,612
Long term portion	156,200
Trade and other receivables	$ 729,590	$ 649,612